Intangible assets and goodwill - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 6,976,096	$ 12,283,100	$ 4,295,515
Impairment of intangibles	2,258,369
VIQ Solutions Inc Unit [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		0
Intangible assets with indefinite useful life		$ 0
WordZ Unit
Disclosure of information for cash-generating units [line items]
Recoverable Amount Of Unit	1,328,778
Carrying value	3,587,147
Impairment of intangibles	$ 2,258,369